Description of the Plan (Details Narrative) - EBP 007 - USD ($)	1 Months Ended	12 Months Ended		72 Months Ended
	Jan. 31, 2007	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2012
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage		4.00%
Participants contribute to the Plan percentage		20.00%
Participants contribute pre-tax and after-tax percentage		10.00%
Employee benefit plan, participant, pre-tax contributions amount		$ 15,000
Deferral rate of eligible employee enrolled in plan		6.00%
EBP, Participants matching contribution year of service		1 year
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount		$ 1,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount		$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage		50.00%
EBP, Note receivable from participant, primary residence, maximum borrowing term		15 years
Employee benefit plan, notes receivable from participant prime rate		1.00%
Vesting percent in event of plan termination		100.00%
EBP, Forfeited Nonvested Account		$ 6,146	$ 11,549
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution		$ 11,200	$ 11,000
Minimum [Member]
EBP, Description of Plan [Line Items]
EBP, Note receivable from participant, loan term		1 year
Maximum [Member]
EBP, Description of Plan [Line Items]
EBP, Note receivable from participant, loan term		5 years
No Participants [Member]
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage		5.00%
Contribution exceed percentage		5.00%
Limited Participant [Member]
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage				10.00%
No Limit Participant [Member]
EBP, Description of Plan [Line Items]
Participant compensation matched, percentage	10.00%
Non-elective Employer Contribution [Member]
EBP, Description of Plan [Line Items]
Contribution exceed percentage		6.00%